Net interest revenues (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Interest revenues were related to:
Total interest revenues	kr 1,257	kr 1,056	kr 987	kr 2,313	kr 1,873	kr 3,896
Interest expenses
Interest expenses	(848)	(604)	(517)	(1,452)	(924)	(2,020)
Resolution fee	(63)	(70)	(48)	(133)	(97)	(193)
Total interest expenses	(911)	(674)	(565)	(1,585)	(1,021)	(2,213)
Net interest revenues	346	382	422	728	852	1,683
Administrative remuneration for concessionary loans				1	1
Interest revenues using effective interest method				1,959	1,595
Loans to credit institutions
Interest revenues were related to:
Total interest revenues	344	242	198	586	360	789
Loans to the public
Interest revenues were related to:
Total interest revenues	624	572	589	1,196	1,124	2,265
Loans in the form of interest-bearing securities
Interest revenues were related to:
Total interest revenues	170	159	160	329	325	629
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest revenues were related to:
Total interest revenues	123	124	95	247	202	458
Derivatives
Interest revenues were related to:
Total interest revenues	(43)	(74)	(87)	(117)	(204)	(372)
Administrative remuneration CIRR-system
Interest revenues were related to:
Total interest revenues	39	32	32	71	64	125
Other assets
Interest revenues were related to:
Total interest revenues	kr 0	kr 1	kr 0	kr 1	kr 2	kr 2